Other Financial Liabilities (Details) - Schedule of Other Financial Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Other financial liabilities (Current)
Lease liabilities	$ 128,379	$ 120,981
Audit fee payable	18,684	9,054
Options payable	94,293
Share Warrant Liability - Common stock (refer to Note 22)	1,842,657	1,585,025	75,322
Share Warrant Liability - Preferred stock (refer to Note 22)	674
Total	$ 2,084,687	$ 1,715,060	$ 1,510,240